Derivative Financial Instruments - Disclosure of Detailed Information of Derivative Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments [Line Items]
Net liability (asset) – end of year	$ 162,935	$ 19,911
Current derivative liabilities	116,563	8,829
Non-current derivative liabilities	46,372	11,082
Derivative financial liabilities	162,935	19,911
Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Net liability (asset) – end of year	54,280	35
Current derivative liabilities	47,792	35
Non-current derivative liabilities	6,488	0
Derivative financial liabilities	54,280	35
Gold contracts
Derivative Financial Instruments [Line Items]
Net liability (asset) – end of year	20,501	4,009
Derivative financial liabilities	20,501	4,009
Greenstone Contingent Consideration
Derivative Financial Instruments [Line Items]
Net liability (asset) – end of year	86,223	11,279
Derivative financial liabilities	86,223	11,279
Other
Derivative Financial Instruments [Line Items]
Net liability (asset) – end of year	1,931	4,588
Derivative financial liabilities	$ 1,931	$ 4,588